Shipping and Handling Expenses - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 183,427	$ 26,496	¥ 152,696	¥ 150,973
Cost of sales [member]
Disclosure of income statement [line items]
Shipping and handling expenses	150,676	21,765	129,572	129,954
Selling, general and administrative expense [member]
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 32,751	$ 4,731	¥ 23,124	¥ 21,019